Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY PURITAN TRUST
Prospectus Date	rr_ProspectusDate	Sep. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2019